Loans, Borrowing and Other Financial Liabilities - Schedule of Balance Loans Borrowing and Other Financial Liability (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Loans Borrowing and Other Financial Liability [Abstract]
Bank loans		$ 1,895,118	$ 815,674
Put option on non-controlling interests	[1]	350,776	442,342
Letters of credit		12,555	8,189
Total loans, borrowing and other financial liabilities		2,258,449	1,266,205
Current		1,984,727	1,029,394
Non-current		$ 273,722	$ 236,811

[1]	It represents the liability of the put option on a portion of the non-controlling interest in Grupo Disco Uruguay S.A. Grupo Éxito holds a non-controlling interest of 23.35% in Grupo Disco Uruguay S.A. (30.85% as of December 31, 2023), of which 15.66% (23.16% as of December 31, 2023) is subject to a put option held by non-controlling shareholders. This put option is exercisable by the holders at any time until its expiration on June 30, 2025.The exercise price of the put option is determined as the highest of the following three measures:(i) A fixed price in U.S. dollars as stated in the put option agreement, adjusted at an annual rate of 5%, (ii) A multiple of 6 times the average EBITDA of the last two years, minus Grupo Disco Uruguay S.A.’s net debt at the exercise date, or (iii) A multiple of 12 times the average net income of Grupo Disco Uruguay S.A. over the last two years as of December 31, 2024, the highest of these three measures was the fixed price in U.S. dollars.